Segment and Related Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Asset retirement obligation, liabilities incurred		$ 249
Asset impairment charges		69	$ 624	$ 582
O&P - EAI [Member]
Segment Reporting Information [Line Items]
Asset impairment charges	$ 69
O&P - EAI [Member] | Fair Value, inputs, level 3 [Member]
Segment Reporting Information [Line Items]
Consideration	$ 38
Refining [Member]
Segment Reporting Information [Line Items]
Restructuring and related cost, incurred cost		91
Asset retirement obligation, liabilities incurred		249
Asset impairment charges			$ 624	$ 582
Refining [Member] | Accelerated amortization of operating lease assets [Member]
Segment Reporting Information [Line Items]
Restructuring and related cost, incurred cost		91
Refining [Member] | Accelerated amortization of operating lease assets [Member] | Minimum [Member]
Segment Reporting Information [Line Items]
Restructuring and related cost, expected cost		150
Refining [Member] | Accelerated amortization of operating lease assets [Member] | Maximum [Member]
Segment Reporting Information [Line Items]
Restructuring and related cost, expected cost		250
Refining [Member] | Personnel costs [Member]
Segment Reporting Information [Line Items]
Restructuring and related cost, incurred cost		64
Refining [Member] | Personnel costs [Member] | Minimum [Member]
Segment Reporting Information [Line Items]
Restructuring and related cost, expected cost		50
Refining [Member] | Personnel costs [Member] | Maximum [Member]
Segment Reporting Information [Line Items]
Restructuring and related cost, expected cost		80
Refining [Member] | Asset retirement obligation costs [Member]
Segment Reporting Information [Line Items]
Restructuring and related cost, incurred cost		30
Refining [Member] | Asset retirement obligation costs [Member] | Minimum [Member]
Segment Reporting Information [Line Items]
Restructuring and related cost, expected cost		150
Refining [Member] | Asset retirement obligation costs [Member] | Maximum [Member]
Segment Reporting Information [Line Items]
Restructuring and related cost, expected cost		450
Refining [Member] | Accretion of asset retirement costs [Member]
Segment Reporting Information [Line Items]
Restructuring and related cost, incurred cost		2
Refining [Member] | Other restructuring [Member] | Minimum [Member]
Segment Reporting Information [Line Items]
Restructuring and related cost, expected cost		50
Refining [Member] | Other restructuring [Member] | Maximum [Member]
Segment Reporting Information [Line Items]
Restructuring and related cost, expected cost		$ 100